Borrowings - Disclosure of Borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Short term borrowings	$ 152.0	$ 0.0	[1]	$ 12.9
Long term borrowings	0.0	0.0	[1]	135.8
Total borrowings	152.0	0.0		$ 148.7
Borrowings [abstract]
Borrowings at beginning of period	0.0	148.7
Repayments	0.0	(148.7)
Additional draws	152.0	0.0
Borrowings at end of period	$ 152.0	$ 0.0

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information